Share-based payment arrangements - Summary of share-based payments expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 10,692	$ 10,396
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	3,347	3,128
Restricted share units with no performance criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	1,305	1,600
Restricted share units with performance criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	2,556	1,195
Deferred units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	2,270	2,209
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 1,214	$ 2,264